Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances (in shares) at Dec. 31, 2015	0	63,056,519
Balances at Dec. 31, 2015	$ 0	$ 63,057	$ 87,086,677	$ (92,994,408)	$ (33,162)	$ (5,877,836)
Net loss				(6,439,040)		(6,439,040)
Series A Warrant conversion to stock (in shares)	293	7,447,954
Series A Warrant conversion to stock	$ 0	$ 7,447	880,971			888,418
Equity Offering (in shares)		30,016,670
Equity Offering		$ 30,017	1,566,838			1,596,855
Preferred stock conversion (in shares)	(293)	3,657,278
Preferred stock conversion	$ 0	$ 3,657	(3,657)
Peak One - Convertible Debenture (in shares)		835,000
Peak One - Convertible Debenture		$ 835	49,265			50,100
PIPE Offering (in shares)		28,300,001
PIPE Offering		$ 28,300	1,499,900			1,528,200
Warrant exercise (in shares)		843,333
Warrant exercise		$ 843	66,623			67,466
Cashless warrant conversion (in shares)		2,627,821
Cashless warrant conversion		$ 2,628	263,093			265,721
Shares issued for services (in shares)		435,392
Shares issued for services		$ 436	43,104			43,540
Stock-based compensation - options			547,842			547,842
Beneficial conversion feature on debt			191,231			191,231
Warrants issued for services			186,410			186,410
Warrants issued with short term loan			58,400			58,400
Warrants issued with convertible promissory note						0
Foreign currency translation adjustment					(18,907)	(18,907)
Balances (in shares) at Dec. 31, 2016	0	137,219,968
Balances at Dec. 31, 2016	$ 0	$ 137,220	92,436,697	$ (99,433,448)	(52,069)	(6,911,600)
Net loss					(5,417,936)	(5,537,936)
Series A Warrant conversion to stock						0
Peak One - Convertible Debenture						0
Warrant exercise (in shares)		1,163,333
Warrant exercise		$ 1,163	91,903			93,066
Cashless warrant conversion (in shares)		866,625
Cashless warrant conversion		$ 867	66,100			66,967
Shares issued for services (in shares)		50,196
Shares issued for services		$ 50	7,950			8,000
Stock-based compensation - options			738,105			738,105
Beneficial conversion feature on debt			820,681			820,681
Warrants issued for services			182,856			182,856
Warrants issued with short term loan						0
Warrants issued with convertible promissory note			620,748			620,748
Foreign currency translation adjustment					8,286	8,286
Balances (in shares) at Dec. 31, 2017		139,300,122
Balances at Dec. 31, 2017		$ 139,300	$ 94,965,040		$ (43,783)	(9,880,827)
Net loss						(9,570,056)
Warrant exercise						38,528
Beneficial conversion feature on debt						745,223
Warrants issued for services						737,457
Balances at Sep. 30, 2018						$ (13,467,782)